                                    SAMARNAN

                             INVESTMENT CORPORATION



                               MID-YEAR REPORT TO
              SHAREHOLDERS FOR THE SIX MONTHS ENDED JUNE 30, 2001




                        SAMARNAN INVESTMENT CORPORATION
                   P.O. BOX 651 / CLEBURNE, TEXAS 76031-0651

SAMARNAN INVESTMENT CORPORATION
REPORT OF SHAREHOLDERS' MEETING



         The ANNUAL MEETING of the Shareholders of Samarnan Investment Corporation was held on April 26, 2001 for the purposes of (1) approving an Investment Advisory Agreement, dated as of April 1, 2001, between the Company and Voyageur Asset Management Inc. (VAM) pursuant to which VAM would act as the Company's investment advisor for debt securities, (2) electing seven directors to serve until the next annual meeting of shareholders and until their successors are duly elected and qualified, and (3) to ratify or reject the selection or Cheshier & Fuller, L.L.P. as the independent certified public accountants of the Company for the current fiscal year. The results of the voting on these matters are shown below:

                                                                                                Withheld /
        Proposal                                                         Votes For             Abstentions*
        --------                                                         ---------             ------------
(1) Approval of Investment Advisory Agreement                             1,151,491                50,277
         between the Company and
         Voyageur Asset Management Inc.

(2) Election of Directors
         Nancy Walls Devaney                                              1,151,491                50,277
         Joseph A. Monteleone                                             1,151,491                50,277
         Martha Walls Murdoch                                             1,151,491                50,277
         Steve Sikes                                                      1,151,491                50,277
         Roland Walden                                                    1,151,491                50,277
         George S. Walls, Jr                                              1,151,491                50,277
         Tolbert F. Yater III                                             1,151,491                50,277

(3) Ratification of Cheshire & Fuller, L.L.P.                             1,151,491                50,277


                                                 *There were no Broker Non-Votes

                         SAMARNAN INVESTMENT CORPORATION
                       Statement of Assets and Liabilities
                                  June 30, 2001


Assets:
     Cash                                                           $   161,975
     Investments in securities at market (cost, net of
          amortization of bond premiums $16,879,104)                 17,860,600
          Accrued interest receivable                                   151,591
                                                                    -----------
               Total Assets                                          18,174,166


Liabilities:
     Accounts payable                                                    23,297
                                                                    -----------

               Total Liabilities                                         23,297
                                                                    -----------
               Net assets applicable to outstanding
                 capital shares, equivalent to
                 $15.10 per share                                   $18,150,869
                                                                    ===========

Source of Net Assets:
     Capital shares - authorized 2,000,000 shares
          of $1.00 par value; outstanding 1,201,768 shares          $ 1,201,768
     Unrealized appreciation of investments                             981,496
     Undistributed net investment income                                666,480
     Undistributed capital gain                                        (505,184)
     Retained earnings at April 29, 1978, commencement
          of operations as an investment company                     15,806,309
                                                                    -----------

                                                                    $18,150,869
                                                                    ===========


                     See accompanying accountant's report.

                         SAMARNAN INVESTMENT CORPORATION
                            Statements of Operations
                     Six Months Ended June 30, 2001 and 2000


                                                                 2001             2000
                                                             ------------     ------------

Investment Income:
    Interest                                                 $    294,676     $    383,920
    Dividends                                                      69,894           34,226
                                                             ------------     ------------

    Total income                                                  364,570          418,146
                                                             ------------     ------------

    Expenses:
        Advisory fees                                              40,574           34,628
        Legal & professional                                       33,206           36,395
        Audit fee                                                  14,000           14,200
        Director fees                                               4,200            3,900
        Custodian fee                                               6,000            3,000
        Administrative fee                                         10,035            4,256
        Office & printing                                           1,979            1,238
                                                             ------------     ------------
            Total expenses                                        109,994           97,617
                                                             ------------     ------------
            Net investment income                                 254,576          320,529
                                                             ------------     ------------

Realized and unrealized gain (loss) on investments:

    Realized gain (loss) from security transactions:
        (excluding short-term securities)
        Proceeds from sales                                     2,371,906        4,720,633
        Cost of securities sold, net of
          amortization of bond premiums                         2,336,166        4,875,837
                                                             ------------     ------------
            Net realized gain (loss)                               35,740         (155,204)
                                                             ------------     ------------

    Unrealized appreciation of investments:
        Beginning of period                                     1,261,320          195,178
        End of period                                             981,496          475,280
                                                             ------------     ------------

        Increase (decrease) in unrealized appreciation           (279,824)         280,102
                                                             ------------     ------------
        Net realized and unrealized
           gain (loss) on investment                             (244,084)         124,898
                                                             ------------     ------------

        Net increase (decrease) in net assets
           resulting from operations                         $     10,492     $    445,427
                                                             ============     ============

Total expenses as a percentage of total
    investment income                                                30.2%            23.3%
                                                             ============     ============



                      See accompanying accountant's report.

                         SAMARNAN INVESTMENT CORPORATION
                       Statement of Changes in Net Assets
                     Six Months Ended June 30, 2001 and 2000

                                                           2001            2000
                                                       ------------    ------------

Investment activities:
    Net investment income                              $    254,575    $    320,529
    Net realized gain (loss) from
        security transactions                                35,740        (155,204)
    Increase (decrease) in unrealized
        appreciation of investments                        (279,824)        280,102
                                                       ------------    ------------
               Increase (decrease) in net assets
                 from investment activities                  10,491         445,427
                                                       ------------    ------------

Dividends and distributions
        to shareholders:
      Net investment income                                (312,460)       (348,513)
      Capital gains                                               0               0
                                                       ------------    ------------
               Decrease in net assets from
                 dividends and distributions
                 to shareholders                           (312,460)       (348,513)
                                                       ------------    ------------

               Increase (decrease) in net assets           (301,969)         96,914

Net assets:
      Beginning of period                                18,452,838      17,808,463
                                                       ------------    ------------

      End of period                                    $ 18,150,869    $ 17,905,377
                                                       ============    ============



                      See accompanying accountant's report.

                         SAMARNAN INVESTMENT CORPORATION
                            Investments in Securities
                                  June 30, 2001

                                        Principal
                                         Amount
                                        or Shares       Cost         Value
                                        ---------    ---------     ---------

A O L Time Warner                          2900      $ 118,127     $ 153,700
Alcoa, Inc.                                2500         74,437        98,500
American Express                           3500        128,310       135,800
Anheuser Busch Co., Inc.                   3200        115,366       131,840
Apache Corp.                               1200         45,647        60,900
Apple Computer                             7000        143,878       162,750
Avnet, Inc.                                5000        126,993       112,100
Avon Products, Inc.                        1800         60,004        83,304
Brinker Intl., Inc.                        6000        103,664       155,100
Citigroup, Inc.                            2799        116,771       147,899
Compaq Computer Corp.                      9100        176,121       139,412
DPL, Inc.                                  5000        147,352       144,800
Devon Energy Corp.                         2492        110,672       130,830
Disney Co. Holding                         4400        127,199       127,116
Doral Financial Corp.                      2400         70,080        82,320
Exxon Mobil Corp.                          1800        141,938       157,230
Georgia Pacific Corp.                      4000         99,701       135,400
Grey Wolf, Inc.                           12200         74,147        48,800
Health Mgmt. Assoc.                        4500         74,070        94,680
IBM                                        1300        126,645       146,900
Ishares, Inc. MSCI-Australia               2500         23,356        24,225
Ishares, Inc. MSCI-Austria                  200          1,506         1,570
Ishares, Inc. MSCI-Belgium                  700          8,595         7,798
Ishares, Inc. MSCI-France                  4500        105,034        90,000
Ishares, Inc. MSCI-Germany                 4400         81,112        73,040
Ishares, Inc. MSCI-Hong Kong               1800         20,333        18,144
Ishares, Inc. MSCI-Italy                   2100         45,493        37,590
Ishares, Inc. MSCI-Japan                  19200        261,592       196,416
Ishares, Inc. MSCI-Netherlands             2400         53,297        46,200
Ishares, Inc. MSCI-Singapore               1400          9,624         7,602
Ishares, Inc. MSCI-Spain                   1200         29,196        25,500
Ishares, Inc. MSCI-Sweden                  1300         23,358        17,615
Ishares, Inc. MSCI-Switzerland             4200         63,452        56,490
Ishares, Inc. MSCI-United Kingdom         11300        198,164       177,975
Kerr McGee Corp.                           1200         63,242        79,524
Merck & Co.                                1900        163,030       121,429


                      See accompanying accountant's report.

                         SAMARNAN INVESTMENT CORPORATION
                            Investments in Securities
                                  June 30, 2001

                                           Principal
                                        Amount of Shares        Cost            Value
                                        ----------------        ----            -----

Met Life, Inc.                                5100             124,561          157,998
Nationwide Financial Services                 3500             152,053          152,775
Nokia Corp.                                    500              20,753           11,095
Pharmacia Corp.                               2866             134,528          131,693
Progress Energy, Inc.                         3206             105,152          144,013
Reebok Intl.                                  5800             146,457          185,600
SBC Communications                            1800              72,729           72,108
Sears Roebuck & Co.                           3800             142,537          160,778
Southtrust Corp.                              6600              90,937          171,600
TECO Energy                                   4500             133,712          137,250
Union Pacific Corp.                           2500             142,490          137,275
United Technologies Corp.                     2000             129,794          146,520
Univision Comm                                3300             124,843          141,174
Verizon Comm                                  1400              73,390           74,900
Wellpoint Health Network                      1600             124,093          150,784
Williams Cos., Inc.                           1800              71,650           59,310
REITS - Apt. Invt & Mgmt                      3100             125,893          149,420
        Equity Office Prop.                   5100             136,596          161,313
        Equity Residential Prop.              2800             126,156          158,340
        Host Marriott Corp.                  11100             115,136          138,972
        Health Care Property                  4100             140,517          141,040
        Kimco Realty                          3400             130,934          160,990
        Prologis TR                           6800             136,026          154,496
        Simon Property Group                  5300             126,096          158,841
        Vornado Realty                        3800             134,303          148,352
Florida Progress Rights                       2200                   0            1,078
Brazos Mutual Fund                          51.787               1,000            1,082
                                                            ----------       ----------

    Total Common Stocks                                     $6,293,842       $6,839,296
                                                            ----------       ----------



                      See accompanying accountant's report.

                         SAMARNAN INVESTMENT CORPORATION
                            Investments in Securities
                                  June 30, 2001

                                                   Principal
                                                    Amount
                                                   or Shares        Cost           Value
                                                   ---------      --------       --------
Municipal bonds
   Cohasett, MN Revenue
        Var. Rate due 7/10/01                        50,000       $ 50,000       $ 50,000
   Palatine, IL-Schl Dist #15 G.O.
        5.900% due 12/01/01                         300,000        297,333        303,801
   King County, Washington ISD #408
        6.100% due 12/01/01                         300,000        300,000        303,984
   Indiana Municipal Power
        5.250% due 01/01/02                         500,000        498,215        506,295
   Upland, CA Community
        4.650% due 12/01/03                         150,000        149,621        150,369
   Alaska State Housing Finance Corp.
        5.900% due 12/01/04                         600,000        611,571        636,522
   Box Elder, UT-G.O.
        5.150% due 06/15/05                         300,000        299,250        308,139
   Chicago, IL-Wastewater Rev.
        5.400% due 01/01/06                         500,000        495,000        530,405
   North Miami Health Fac. Rev. Catholic
        5.300% due 08/15/06                         200,000        198,468        213,846
   Clark County, NV-School District
        5.500% due 06/15/07                         800,000        790,536        847,808
   North Miami Health Fac. Rev. Catholic
        5.400% due 08/15/07                         375,000        371,933        403,781
   Alabama CLG & Univ. Tuskegee
        5.500% due 09/01/07                         500,000        500,000        530,660
   Wisconsin Health & Education-Sinai
        5.500% due 08/15/08                         600,000        592,248        642,744
   Missouri State Health
        5.550% due 02/01/09                         200,000        198,302        210,600
   Goodhue City, MN EDA Lease
        5.600% due 02/01/09                         285,000        285,000        298,660
   Illinois Health Fac. Auth.
        6.000% due 02/15/11                         500,000        497,580        513,155
   Harmony, MN MFHR-Zedakah Found.
        5.700% due 03/01/11                         260,000        260,000        273,364





                      See accompanying accountant's report.

                         SAMARNAN INVESTMENT CORPORATION
                            Investments in Securities
                                  June 30, 2001


                                          Principal
                                            Amount
                                          or Shares          Cost                Value
                                          ---------       -----------         -----------

Colorado Ed. & Cultural
     5.250% due 4/01/11                    150,000            148,572             148,560
Harmony, MN MFHR-Zakakah Found.
     5.700% due 09/01/11                   265,000            265,000             278,621
Volusia City Health Fac.
     6.000% due 06/01/12                   600,000            609,137             631,746
Montgomery County PA IDA
     5.625% due 11/15/12                   500,000            480,920             500,355
Latrobe, PA IDA
     5.375% due 5/01/13                    250,000            252,688             247,620
Fairburn Combined Utilities
     5.375% due 10/01/13                   250,000            247,135             253,993
Louisiana Housing Fin. Agency
     6.000% due 09/01/15                   670,000            670,000             703,125
Illinois Health Fac.
     5.120% due 12/01/15                   250,000            246,390             248,040
Florida Housing Fin. Corp.
     6.000% due 10/01/19                   430,000            430,000             444,577
Colorado Educ & Cultural
     6.875% due 12/15/20                   250,000            246,630             258,355
Mankato, MN MFH
     3.650% due 12/15/20                    50,000             50,000              50,000
St. Paul HRA
     5.500% due 10/01/24                   250,000            246,625             251,310
Golden Valley MN Rev.
     5.500% due 12/01/25                   300,000            297,108             280,869
                                                          -----------         -----------

  Total municipal bonds                                   $10,585,262         $11,021,304
                                                          -----------         -----------

  Total                                                   $16,879,104         $17,860,600
                                                          ===========         ===========



                      See accompanying accountant's report.

SAMARNAN INVESTMENT CORPORATION
ACCOUNTANT'S REPORT




WHEATLEY & FOWLER, P.C.
Certified Public Accountants

----------------------------------             214 North Ridgeway Drive
                                               P.O. Box 134
                                               Cleburne, Texas 76033
                                               Tel: (817) 641-7881
                                               Fax: (817) 641-7884




The Board of Directors
Samarnan Investment Corporation
Cleburne, Texas

The accompanying statements of assets and liabilities of Samarnan Investment Corporation as of June 30, 2001 and June 30, 2000, and the portfolio of investment securities were not audited by us, and, accordingly, we do not express an opinion on them.

We are not independent with respect to Samarnan Investment Corporation.



/s/ WHEATLEY & FOWLER, P.C.
Wheatley & Fowler, P.C.
July 27, 2001

                         SAMARNAN INVESTMENT CORPORATION

        P.O. BOX 651 / CLEBURNE, TEXAS 76031-0651 / TEL: 817.645-2108
   FAX: 817.641-7884 / EMAIL: samarnan@aol.com / INTERNET: www.samarnan.com
                                                         (Under Construction)



BOARD OF DIRECTORS                         LEGAL COUNSEL
     Nancy Walls Devaney                        Richard S. Whitesell, Jr.
     Joe Monteleone                             4211 Arcady Avenue
     Martha Walls Murdoch                       Dallas, Texas 75205
     Steve Sikes
     Roland Walden                         INVESTMENT ADVISORS
     Sam Walls                                  Voyageur Asset Management Inc.
     Tommy Yater                                Suite 4300
                                                90 South Seventh Street,
OFFICERS                                        Minneapolis, Minnesota 55402
     Sam Walls, President
     Nancy Devaney, Vice President              Westwood Management Corp.
     Jerry Wheatley, Secretary/Treasurer        300 Crescent Court, Suite 1300
                                                Dallas, Texas 75201
CUSTODIAN
     Westwood Trust                        REGISTRAR AND TRANSFER AGENT
     300 Crescent Court, Suite 1300             Securities Transfer Corporation
     Dallas, Texas 75201                        2591 Dallas Parkway, Suite 102
                                                Frisco, TX 75034
                                                Telephone: 469.633-0101
Registered shareholders (shares                 Fax: 469.633-0088
held in your name) with questions               http://www.stctransfer.com
regarding your account such as
change of name or address or lost
certificates should contact our
transfer agent as shown at the
right.




SAMARNAN INVESTMENT CORPORATION is registered under the Investment Company Act of 1940 as a diversified, closed-end management company.
Copies of the Company's Annual Report to Shareholders and the Mid-Year Report to Shareholders are available upon written requests to the Secretary at the Company's mailing address shown above.